Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2016	Level 1	Level 2	Level 3
Contingent consideration liability	$10,442	$-	$-	$10,442

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Balance, December 31, 2015	$3,316
Amounts recognized on acquisitions	9,998
Fair value adjustments	(621)
Resolved and settled in cash	(2,490)
Other	239
Balance, December 31, 2016	$10,442

Less: current portion	$2,882
Non-current portion	$7,560

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2016		2015
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$3,796	$3,796	$3,833	$3,833
Long-term debt	250,909	263,660	201,199	216,788